Pension And Other Employee Benefit Plans (Schedule Of Changes In Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Employee Benefit Plans [Line Items]
Service cost	$ 3.4	$ 3.2	$ 3.1
Interest cost	4.6	4.2	3.7
Projected Benefit Obligation [Member]
Pension And Other Employee Benefit Plans [Line Items]
Projected benefit obligation at January 1	97.3	87.5
Service cost	3.4	3.2
Interest cost	4.6	4.2
Plan participants' contributions	1.5	1.7
Actuarial loss	6.7	7.8
Benefits paid and other disbursements	(1.6)	(1.3)
Curtailment gain	(8.8)
Foreign currency exchange rate changes	(3.4)	(5.8)
Projected benefit obligation at December 31	$ 99.7	$ 97.3